Document and Entity Information (USD $)	12 Months Ended
	Mar. 31, 2013	Oct. 01, 2012	May 21, 2013 Common Class A Member	May 21, 2013 Common Class B Member
Document And Entity Information [Abstract]
Document Type	10-K
Document period end date	Mar 31, 2013
Amendment flag	false
Document Period Focus	FY
Document Fiscal Year Focus	2013
Current fiscal year end date	--03-31
Entity central index key	0000088948
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SENECA FOODS CORP /NY/
Entity voluntary filers	No
Entity well known seasoned issuer	No
Class Of Stock [Line Items]
Entity common stock shares outstanding			8,704,043	2,048,424
Entity public float		$ 249,014,000

CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Net Sales	$ 1,276,297	$ 1,257,805	$ 1,189,585
Costs and Expenses:
Cost of Product Sold	1,134,985	1,164,986	1,096,360
Selling and Administrative	68,852	67,971	60,421
Plant Restructuring	3,497	39	1,354
Other Operating (Income) Expense	(1,971)	(814)	(844)
Total Costs and Expenses	1,205,363	1,232,182	1,157,291
Operating Income (Loss)	70,934	25,623	32,294
Interest Expense, Net	7,486	8,102	8,827
Earnings (Loss) Before Income Taxes	63,448	17,521	23,467
Income Taxes Expense (Benefit)	22,035	6,265	5,796
Net Earnings (Loss)	41,413	11,256	17,671
Earnings (Loss) Attributable to Common Stock	$ 39,984	$ 10,851	$ 16,797
Basic Earnings (Loss) per Common Share	$ 3.59	$ 0.93	$ 1.45
Diluted Earnings (Loss) per Common Share	$ 3.57	$ 0.92	$ 1.45

CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Interest Income, Operating	$ 179	$ 707	$ 1

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Statement of Income and Comprehensive Income [Abstract]
Net (Loss) Earnings	$ 41,413	$ 11,256	$ 17,671
Change in pension and post retirement benefits adjustment (net of tax)	771	(9,338)	1,049
Total	$ 42,184	$ 1,918	$ 18,720

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Statement of Income and Comprehensive Income [Abstract]
Change in pension and post retirement benefits,tax	$ 493	$ 5,970	$ 671

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current Assets:
Cash and Cash Equivalents	$ 14,104	$ 9,420
Accounts Receivable, Net	82,933	77,105
Loans Receivable	0	10,000
Inventories:
Finished Goods	351,231	307,912
Work in Process	10,032	16,083
Raw Materials and Supplies	118,467	108,438
Total Inventories	479,730	432,433
Deferred Income Tax Asset, Net	9,400	8,637
Refundable Income Taxes	0	316
Other Current Assets	25,299	5,339
Assets Current	611,466	543,250
Deferred Tax Assets, Net, Noncurrent	2,097	403
Other Assets	1,179	1,558
Property, Plant and Equipment:
Land	19,639	18,628
Buildings and Improvements	178,847	164,439
Machinery and Equipment	337,365	339,112
Property, Plant and Equipment	535,851	522,179
Accumulated Depreciation, Depletion and Amortization	347,444	329,354
Property, Plant and Equipment, Net	188,407	192,825
Total Assets	803,149	738,036
Current Liabilities:
Accounts Payable	72,128	61,074
Accrued Vacation	10,877	10,506
Accrued Payroll	7,537	7,793
Other Accrued Expenses	29,755	31,459
Income Taxes Payable	4,100	0
Current Portion of Long-Term Debt	40,170	7,336
Liabilities Current	164,567	118,168
Long-Term Debt, Less Current Portion	230,016	226,873
Other Long-Term Liabilities	41,400	38,322
Total Liabilities	435,983	383,363
Stockholders' Equity:
Preferred Stock	5,422	6,268
Common Stock	2,955	2,938
Additional Paid-in Capital	93,069	92,139
Treasury Stock, at cost	(31,204)	(1,435)
Accumulated Other Comprehensive Loss	(22,548)	(23,319)
Retained Earnings	319,472	278,082
Total Stockholders' Equity	367,166	354,673
Total Liabilities and Stockholders Equity	$ 803,149	$ 738,036

CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Statement Of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 201	$ 206

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flows from Operating Activities:
Net (Loss) Earnings	$ 41,413	$ 11,256	$ 17,671
Adjustments to Reconcile Net (Loss) Earnings to Net Cash Used in Operations:
Depreciation & Amortization	23,251	22,691	22,581
Gain on the Sale of Assets	0	(814)	142
Deferred Income Tax Expense (Benefit)	(2,950)	1,368	1,717
Impairment Provision and Other Expenses	1,216
Changes in Operating Assets and Liabilities (Net of Acquisition):
Accounts Receivable	(208)	1,431	(1,661)
Inventories	(20,134)	22,803	1,519
Other Current Assets	(16,238)	4,929	(7,117)
Income Taxes	4,416	(805)	(5,519)
Accounts Payable, Accrued Expenses and Other Liabilities	210	(20,977)	(12,369)
Net Cash Provided by (Used in) Operations	30,976	41,882	16,964
Cash Flows from Investing Activities:
Additions to Property, Plant and Equipment	(16,371)	(27,425)	(19,473)
Proceeds from the Sale of Assets	370	1,042	1,245
Issuance of loan receivable	10,000	(10,000)
Cash Paid for Acquisition (Net of Cash Acquired)	(5,016)	0	(20,348)
Net Cash Provided by (Used in) Investing Activities	(11,017)	(36,383)	(38,576)
Cash Flow from Financing Activities:
Long-Term Borrowing	558,288	417,356	343,755
Payments on Long-Term Debt	(544,047)	(415,766)	(325,416)
Borrowings on Notes Payable		0	168
Other	276	(1,230)	469
Purchase of Treasury Stock	(29,769)	(1,178)
Dividends	(23)	(23)	(23)
Net Cash Provided by (Used in) Financing Activities	(15,275)	(841)	18,953
Net Increase (Decrease) in Cash and Cash Equivalents	4,684	4,658	(2,659)
Cash and Cash Equivalents, Beginning of the Period	9,420	4,762	7,421
Cash and Cash Equivalents, End of the Period	14,104	9,420	4,762
Cash Paid During the Year
Interest Paid	7,305	7,570	8,395
Income Taxes Paid	$ 20,352	$ 5,455	$ 14,275

CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]
Balance at Mar. 31, 2010		$ 31,325,000	$ 3,861,000	$ 65,910,000	$ (257,000)	$ (15,030,000)	$ 249,201,000
Net (Loss) Earnings	17,671,000						17,671,000
Cash dividends paid on preferred stock							(23,000)
Equity incentive program				125,000
Stock conversion		(25,000,000)	257,000	24,743,000
Change in pension and post retirement benefits adjustment (net of tax)	(1,049,000)					1,049,000
Balance at Mar. 31, 2011		6,325,000	4,118,000	90,778,000	(257,000)	(13,981,000)	266,849,000
Net (Loss) Earnings	11,256,000						11,256,000
Cash dividends paid on preferred stock							(23,000)
Equity incentive program				124,000
Common stock stated value adjustment			(1,181,000)	1,181,000
Treasury stock purchased					(1,178,000)
Stock conversion		(57,000)	1,000	56,000
Change in pension and post retirement benefits adjustment (net of tax)	9,338,000					(9,338,000)
Balance at Mar. 31, 2012	354,673,000	6,268,000	2,938,000	92,139,000	(1,435,000)	(23,319,000)	278,082,000
Net (Loss) Earnings	41,413,000						41,413,000
Cash dividends paid on preferred stock	(23,000)						(23,000)
Equity incentive program				72,000
Stock issued for bonus program				29,000
Treasury stock purchased					(29,769,000)
Stock conversion		(846,000)	17,000	829,000
Change in pension and post retirement benefits adjustment (net of tax)	(771,000)					771,000
Balance at Mar. 31, 2013	$ 367,166,000	$ 5,422,000	$ 2,955,000	$ 93,069,000	$ (31,204,000)	$ (22,548,000)	$ 319,472,000

CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in pension and post retirement benefits,tax	$ 493	$ 5,970	$ 671
Accumulated Other Comprehensive Income [Member]
Change in pension and post retirement benefits,tax	$ 493	$ 5,970	$ 671

CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (preferred stock common stock) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Preferred Stock, Shares Authorized	6,445,248
Preferred Stock	$ 5,422	6,268
Common Stock	2,955	2,938
6% Cumulative Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.25
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Shares Outstanding	200,000	200,000	200,000
Preferred Stock	50
10% Nonredeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	1,400,000
Preferred Stock, Shares Outstanding	807,240	807,240	807,240
Preferred Stock	202
Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	91,962
Preferred Stock, Shares Outstanding	91,962	97,870	102,047
Preferred Stock	1,097
2003 Series Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	262,790
Preferred Stock, Shares Outstanding	262,790	312,790	313,304
Preferred Stock	4,073
Common Class A Member
Common Stock Par Or Stated Value Per Share	$ 0.25
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Outstanding	8,705,243	9,591,677	9,607,809
Common Stock	2,441
Common Class B Member
Common Stock Par Or Stated Value Per Share	$ 0.25
Common Stock, Shares Authorized	10,000,000
Common Stock, Shares, Outstanding	2,055,424	2,097,312	2,127,822
Common Stock	$ 514

Basis Of Presentation Policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies

Seneca Foods Corporation and Subsidiaries

1. Summary of Significant Accounting Policies

Nature of Operations — Seneca Foods Corporation and subsidiaries (the “Company”) conducts its business almost entirely in food processing, operating 24 plants and 30 warehouses in eight states. The Company markets private label and branded processed foods to retailers and institutional food distributors.

Principles of Consolidation — The consolidated financial statements include the accounts for the parent company and all of its wholly-owned subsidiaries after elimination of intercompany transactions, profits, and balances.

Revenue Recognition — Sales and related cost of product sold are recognized when legal title passes to the purchaser, which is primarily upon shipment of products. When customers, under the terms of specific orders, request that the Company invoice but hold the goods (“Bill and Hold”) for future shipment, the Company recognizes revenue when legal title to the finished goods inventory passes to the purchaser. Generally, the Company receives cash from the purchaser when legal title passes. During the years ended March 31, 2013 and 2012, the Company sold for cash, on a bill and hold basis, $151.2 million and $151.0 million, respectively, of Green Giant finished goods inventory to General Mills Operations, LLC (“GMOL”). At the time of the sale of the Green Giant vegetables to GMOL, title of the specified inventory transferred to GMOL. The Company believes it has met the criteria required by the accounting standards for Bill and Hold treatment. As of March 31, 2013, $75.7 million of 2013 product remained unshipped.

Trade promotions are an important component of the sales and marketing of the Company's branded products, and are critical to the support of the business. Trade promotion costs, which are recorded as a reduction of sales, include amounts paid to retailers for shelf space, to obtain favorable display positions and to offer temporary price reductions for the sale of our products to consumers. Accruals for trade promotions are recorded primarily at the time of sale to the retailer based on expected levels of performance. Settlement of these liabilities typically occurs in subsequent periods primarily through an authorized process for deductions taken by a retailer from amounts otherwise due to the Company. As a result, the ultimate cost of a trade promotion program is dependent on the relative success of the events and the actions and level of deductions taken by retailers. Final determination of the permissible deductions may take extended periods of time.

Concentration of Credit Risk — Financial instruments that potentially subject the Company to credit risk consist of trade receivables and interest-bearing investments. Wholesale and retail food distributors comprise a significant portion of the trade receivables; collateral is generally not required. A relatively limited number of customers account for a large percentage of the Company's total sales. GMOL sales represented 13%, 13% and 16% of net sales in 2013, 2012 and 2011, respectively. The top ten customers represented approximately 47%, 49% and 49% of net sales for 2013, 2012 and 2011, respectively. The Company closely monitors the credit risk associated with its customers. The Company places substantially all of its interest-bearing investments with financial institutions and monitors credit exposure. Cash and short-term investments in certain accounts exceed the federal insured limit; however, the Company has not experienced any losses in such accounts.

Cash and Cash Equivalents — The Company considers all highly liquid instruments purchased with an original maturity of three months or less as cash equivalents.

Fair Value of Financial Instruments — The fair values of cash and cash equivalents (Level 1), accounts receivable, loan receivable, short-term debt and accounts payable approximate cost because of the immediate or short-term maturity of these financial instruments. See Note 10, Fair Value of Financial Instruments, for a discussion of the fair value of long-term debt.

The three-tier value hierarchy is utilized to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobserved inputs (Level 3). The three levels are defined as follows:

  Level 1- Quoted prices for identical instruments in active markets.

  Level 2- Quoted prices for similar instruments; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable.
  Level 3- Model-derived valuations in which one or more inputs or value-drivers are both significant to the fair value measurement and unobservable.

Deferred Financing Costs — Deferred financing costs incurred in obtaining debt are amortized on a straight-line basis over the term of the debt, which is not materially different than using the effective interest rate method. As of March 31, 2013, there were $1.1 million of deferred financing costs included in other assets on the Consolidated Balance Sheets.

Inventories — Substantially all inventories are stated at the lower of cost; determined under the last-in, first-out (“LIFO”) method; or market.

Income Taxes — The provision for income taxes includes federal and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities and tax credit carryforwards. The Company uses the flow-through method to account for its investment tax credits.

The Company evaluates the likelihood of realization of its net deferred income tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are the Company's forecast of future taxable income, the projected reversal of temporary differences and available tax planning strategies that could be implemented to realize the net deferred income tax assets.

Shipping and Handling Costs — The Company includes all shipping and handling costs billed to customers in net sales and the corresponding costs in cost of products sold.

Advertising Costs — Advertising costs are expensed as incurred. Advertising costs charged to operations were $1.4 million and $3.2 million in 2013 and 2012, respectively.

Accounts Receivable and Doubtful Accounts — Accounts receivable is stated at invoice value, which is net of any off invoice promotions.  A provision for doubtful accounts is recorded based upon an assessment of credit risk within the accounts receivable portfolio, experience of delinquencies (accounts over 15 days past due) and charge-offs (accounts removed from accounts receivable for expectation of non-payment), and current market conditions. Management believes these provisions are adequate based upon the relevant information presently available.

Loan Receivable — Loan receivable is stated as the unpaid principal balance owing to the Company under the Borrower Credit Facility described in Note 3. Interest income is recognized in the period in which it is earned.

Earnings per Common Share — The Company has three series of convertible preferred stock, which are deemed to be participating securities that are entitled to participate in any dividend on Class A common stock as if the preferred stock had been converted into common stock immediately prior to the record date for such dividend. Basic earnings per share for common stock is calculated using the “two-class” method by dividing the earnings attributable to common stockholders by the weighted average of common shares outstanding during the period. Restricted stock is included in all earnings per share calculations.

Diluted earnings per share is calculated by dividing earnings attributable to common stockholders by the sum of the weighted average common shares outstanding plus the dilutive effect of convertible preferred stock using the “if-converted” method, which treats the contingently-issuable shares of convertible preferred stock as common stock.

Years ended March 31,	2013	2012	2011
	(In thousands, except per share amounts)
Basic
Net earnings	$41,413	$11,256	$17,671
Deduct preferred stock dividends	23	23	23
Undistributed earnings	41,390	11,233	17,648
Earnings attributable to participating
preferred	1,406	382	851
Earnings attributable to common
shareholders	$39,984	$10,851	$16,797
Weighted average common shares
outstanding	11,147	11,727	11,564
Basic earnings per common share	$3.59	$0.93	$1.45
Diluted
Earnings attributable to common
shareholders	$39,984	$10,851	$16,797
Add dividends on convertible
preferred stock	20	20	20
Earnings attributable to common
stock on a diluted basis	$40,004	$10,871	$16,817
Weighted average common shares
outstanding-basic	11,147	11,727	11,564
Additional shares to be issued related to
the equity compensation plan	5	5	5
Additional shares to be issued under
full conversion of preferred stock	67	67	67
Total shares for diluted	11,219	11,799	11,636
Diluted earnings per share	$3.57	$0.92	$1.45

Depreciation and Valuation — Property, plant, and equipment are stated at cost. Interest incurred during the construction of major projects is capitalized. For financial reporting, the Company provides for depreciation on the straight-line method at rates based upon the estimated useful lives of the various assets. Depreciation was $22,848,000, $22,226,000, and $22,000,000 in 2013, 2012, and 2011, respectively. The estimated useful lives are as follows: buildings and improvements — 30 years; machinery and equipment — 10-15 years; computer software — 3-5 years; vehicles — 3-7 years; and land improvements — 10-20 years. The Company assesses its long-lived assets for impairment whenever there is an indicator of impairment. Impairment losses are evaluated if the estimated undiscounted cash flows from using the assets are less than carrying value. A loss is recognized when the carrying value of an asset exceeds its fair value. There were $1,216,000 of impairment losses in 2013 included in Plant Restructuring (see Plant Restructuring, note 15). There were no significant impairment losses in 2012 or 2011.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the related revenues and expenses during the reporting period. Actual amounts could differ from those estimated.

Recently Issued Accounting Standards — In October 2012, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012 (fiscal 2014 for the Company). The adoption of ASU 2012-04 is not expected to have a material impact on the Company's financial position or results of operations.

Reclassifications — Certain previously reported amounts have been reclassified to conform to current period classification.

Acquisitions	12 Months Ended
Mar. 31, 2013
Acquisitions [Abstract]
Business Combination Disclosure Text Block

2. Acquisitions

On January 15, 2013, the Company completed its acquisition of 100% of the membership interest in Independent Foods, LLC ("Sunnyside"). The business, based in Sunnyside, Washington, is a processor of canned pears, apples and cherries in the United States. The rationale for the acquisition was twofold: (1) the business is a complementary fit with the Company's existing business and (2) it provides an extension of the Company's product offerings. The purchase price totaled $5.0 million plus the assumption of certain liabilities. In conjunction with the closing, the Company paid $19.5 million of liabilities acquired. This acquisition was financed with proceeds from the Company's revolving credit facility. The purchase price to acquire Sunnyside was allocated based on the internally developed fair value of the assets acquired and liabilities assumed and the independent valuation of property, plant, and equipment. The purchase price of $5.0 million has been allocated as follows (in millions):

Purchase Price (net of cash received)	$5.0

Allocated as follows:
Current assets	$32.8
Property, plant and equipment	7.4
Bargain purchase gain	(2.0)
Current liabilities	(33.2)
Total	$5.0

In 2013, the Company recorded a $2.0 million gain as a result of the estimated fair market value of the net assets acquired exceeding the purchase price for Sunnyside. This gain is included in other operating income on the Consolidated Statements of Net Earnings.

On August 6, 2010, the Company completed its acquisition of 100% of the partnership interest in Lebanon Valley Cold Storage, LP and the assets of Unilink, LLC (collectively “Lebanon”) from Pennsylvania Food Group, LLC and related entities. The rationale for the acquisition was twofold: (1) to broaden the Company's product offerings in the frozen food business and (2) to take advantage of distribution efficiencies by combining shipments since the customer bases of the Company and Lebanon are similar. The purchase price totaled $20.3 million plus the assumption of certain liabilities. This acquisition was financed with proceeds from our revolving credit facility. The purchase price to acquire Lebanon was allocated based on the internally developed fair value of the assets acquired and liabilities assumed and the independent valuation of property, plant, and equipment. The purchase price of $20.3 million has been allocated as follows (in millions):

Purchase Price (net of cash received)	$20.3

Allocated as follows:
Current assets	$13.8
Property, plant and equipment	13.9
Bargain purchase gain	(0.7)
Current liabilities	(6.7)
Total	$20.3

In 2011, the Company recorded a $0.7 million gain as a result of the estimated fair market value of the net assets acquired exceeding the purchase price for Lebanon. This gain is included in other operating income on the Consolidated Statements of Net Earnings.

Loan Receivable	12 Months Ended
Mar. 31, 2013
Notes, Loans and Financing Receivable, Net, Current [Abstract]
Loans Receivables [Text Block]

3. Loan Receivable

       The Company acquired $10.0 million of the lending commitments (the "Loan Commitment") made by various lenders under the Third Amended and Restated Credit Agreement dated July 29, 2011 by and among the Borrower ("Borrower"), Bank of America, N.A. as administrative agent and letter of credit issuer, and various other lenders (the "Borrower Credit Facility"), and thus became a co-lender under the Borrower Credit Facility. Upon the closing of such transaction, the Company advanced a total of $10.0 million to fund (i) the Company's then current portion of total advances made to borrower under the Borrower Credit Facility and (ii) the balance of the Company's $10.0 million Loan Commitment. The Company acquired the Loan Commitment in connection with negotiations between the Company and Borrower concerning the Company's possible acquisition of Borrower through a merger transaction. The Company and the Borrower are no longer pursuing such potential acquisition. All of the Borrower's obligations under the Borrower Credit Facility, including those owing to the Company, were due to mature on March 30, 2012.  In April 2012, the Company received a partial repayment or $3.7 million. In June 2012, the Company received the remaining $6.3 million due plus interest accrued and the Company has no further obligations with respect to the Loan Commitment.

Line of Credit	12 Months Ended
Mar. 31, 2013
Debt Instruments [Abstract]
Debt Disclosure Text Block

4. Line of Credit

The Company completed the closing of a new five year revolving credit facility (“Revolver”) on July 20, 2011. During 2013, the Company executed $50 million of the $200 million accordion feature of the Revolver to expand available borrowings under the Revolver from $250 million to $300 million from April through July and $350 million to $400 million from August through March. The maturity date for the Revolver is July 20, 2016. As of March 31, 2013, the outstanding balance of the Revolver was $188,000,000, with a weighted average interest rate of 1.70%, and is included in the Long-Term Debt on the Consolidated Balance Sheet. The Revolver is secured by accounts receivable and inventories with a carrying value of $562,864,000. The Company had $10,553,000 and $10,303,000 of outstanding standby letters of credit as of March 31, 2013 and 2012, respectively, which reduces borrowing availability under the Revolver. See Note 5, Long-Term Debt, for additional comments related to the Revolver.

Long-Term Debt	12 Months Ended
Mar. 31, 2013
Long-term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]
5. Long-Term Debt

	2013	2012
	(In thousands)
Revolving credit facility,
1.70% and 1.69%, due through 2017	$188,000	$144,149
Secured note payable to insurance company,
8.03%, due through 2014	38,138	43,452
Secured Industrial Revenue Development Bonds,
3.29%, and 3.38%, due through 2029	22,630	22,630
Secured promissory note,
6.98%, due through 2022	16,753	18,096
Secured promissory note,
6.35%, due through 2020	4,303	4,840
Secured Industrial Revenue Development Bond,
8.10%, paid in 2013	0	661
Other	362	381
	270,186	234,209
Less current portion	40,170	7,336
	$230,016	$226,873

See Note 4, Line of Credit, for discussion of the Revolver.

The Company's debt agreements, including the Revolver, contain covenants that restrict the Company's ability to incur additional indebtedness, pay dividends on the Company's capital stock, make other restricted payments, including investments, sell the Company's assets, incur liens, transfer all or substantially all of the Company's assets and enter into consolidations or mergers. The Company's debt agreements also require the Company to meet certain financial covenants, including minimum EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization), minimum fixed charge coverage, minimum interest coverage and maximum total debt ratios. The Revolver also contains borrowing base requirements related to accounts receivable and inventory. These financial requirements and ratios generally become more restrictive over time and are subject to allowances for seasonal fluctuations. The most restrictive financial covenant in the debt agreements is the fixed charge coverage ratio within the Master Reimbursement Agreement with General Electric Commercial Finance, which relates to the Secured Industrial Revenue Development Bonds. In connection with the Company's decision to adopt the LIFO method of inventory accounting, effective December 30, 2007, the Company executed amendments to its debt agreements, which enable the Company to compute its financial covenants as if the Company were on the FIFO method of inventory accounting. On March 22, 2013, the Company obtained an amendment to the General Electric Commercial Finance Master Reimbursement Agreement. This amendment excludes the stock repurchase on August 30, 2012 from the March 31, 2013 and the June 29, 2013 fixed charge coverage ratio covenant. The Company was in compliance with all such financial covenants as of March 31, 2013.

The Company's debt agreements limit the payment of dividends and other distributions. There is an annual total distribution limitation of $50,000, less aggregate annual dividend payments totaling $23,000 that the Company presently pays on two outstanding classes of preferred stock.

The Company has four outstanding Industrial Revenue Development Bonds (“IRBs”), totaling $22,630,000 that are secured by direct pay letters of credit. The interest rates shown for these IRBs in the table above reflect the costs of the direct pay letters of credit and amortization of other related costs of those IRBs. A Master Reimbursement Agreement with General Electric Commercial Finance, which provides for the direct pay letters of credit, expires in July 2016. In 2013, the Company reached an agreement to extend the term of its $5,060,000 Wayne County Industrial Revenue Development Bonds included in the IRBs from June 1, 2012 to June 1, 2017.

The carrying value of assets pledged for secured debt, including the Revolver, is $688,358,000.

Debt repayment requirements for the next five fiscal years are (in thousands):

Years ending March 31:
2014	$40,170
2015	2,175
2016	2,332
2017	190,466
2018	7,699
Thereafter	27,344
Total	$270,186

Operating Leases	12 Months Ended
Mar. 31, 2013
Leases, Operating [Abstract]
Operating Leases Of Lessor Disclosure Text Block

6. Leases

The Company had no capital leases as of March 31, 2013 and 2012. The Company has operating leases expiring at various dates through 2031. Operating leases generally provide for early purchase options one year prior to expiration.

The following is a schedule, by year, of minimum operating lease payments due as of March 31, 2013 (in thousands):

Years ending March 31:
2014	$32,814
2015	30,306
2016	26,559
2017	22,603
2018	18,641
2019-2031	36,774
Total minimum payment required	$167,697

Lease expense in fiscal 2013, 2012 and 2011 was $38,129,000, $38,253,000 and $37,781,000, respectively.

Income Tax Disclosure	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure Text Block
7. Income Taxes

The Company files a consolidated federal income tax return. The provision for income taxes is as follows:

	2013	2012	2011
	(In thousands)
Current:
Federal	$21,356	$4,193	$2,854
State	3,629	704	1,225
	24,985	4,897	4,079
Deferred:
Federal	(2,770)	1,430	1,791
State	(180)	(62)	(74)
	(2,950)	1,368	1,717
Total income taxes	$22,035	$6,265	$5,796

A reconciliation of the expected U.S. statutory rate to the effective rate follows:

	2013	2012	2011
Computed (expected tax rate)	35.0%	35.0%	35.0%
State income taxes (net of federal tax benefit)	3.8	4.5	3.9
State tax credits	(0.8)	(2.8)	(2.1)
Research and development credit	(0.2)	(0.6)	(0.6)
Manufacturer’s deduction	(3.4)	(5.1)	(3.7)
Addition to (reversal of) uncertain tax positions	0.2	0.4	(7.3)
IRS audit adjustment	0.0	0.0	1.5
Other permanent differences not (taxable) deductible	0.1	0.7	(0.1)
Tax effect of pension contribution	0.0	2.2	0.0
Other	0.0	1.5	(1.9)
Effective income tax rate	34.7%	35.8%	24.7%

The lower 2011 effective tax rate was primarily due to a reversal of uncertain tax positions in 2011 mostly due to the settlement of an Internal Revenue Service ("IRS") audit that year discussed below.

The following is a summary of the significant components of the Company's deferred income tax assets and liabilities as of March 31:

	2013	2012
	(In thousands)
Deferred income tax assets:
Future tax credits	$2,808	$3,251
Inventory valuation	2,893	1,408
Employee benefits	2,742	2,816
Insurance	3,422	3,812
Other comprehensive loss	14,416	14,867
Interest	118	80
Deferred gain on sale/leaseback	54	82
Prepaid revenue	1,619	2,348
Other	232	520
Severance	237	196
	28,541	29,380
Deferred income tax liabilities:
Property basis and depreciation difference	13,274	14,151
Pension	3,012	5,283
	16,286	19,434
Valuation allowance - non-current	758	906
Net deferred income tax asset	$11,497	$9,040

Net current deferred income tax assets of $9,400,000 and $8,637,000 as of March 31, 2013 and 2012, respectively, are recognized in the Consolidated Balance Sheets. Also recognized are net non-current deferred income tax assets of $2,097,000 as of March 31, 2013 and net non-current deferred income tax liabilities of $403,000 as of March 31, 2012.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company classifies the liability for uncertain tax positions in other accrued expenses or other long-term liabilities depending on their expected settlement. The change in the liability for the years ended March 31, 2013 and 2012 consists of the following:

	2013	2012
	(In thousands)
Beginning balance	$2,350	$2,174

Tax positions related to current year:
Additions	176	207

Tax positions related to prior years:
Additions	70	133
Reductions	(45)	(27)
Settlements	(81)	(137)
Balance as of March 31,	$2,470	$2,350

Included in the balances at March 31, 2013 and 2012 are $1,851,000 and $1,778,000, respectively, of tax positions that are highly certain but for which there is uncertainty about the timing. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of these positions would not impact the annual effective tax rate but would accelerate the payment of cash to the tax authority to an earlier period.

The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense. During the years ended March 31, 2013 and 2012, the Company recognized an approximate $58,000 decrease and $18,000 decrease, respectively, in interest and penalties. As of March 31, 2013 and 2012, the Company had approximately $184,000 and $126,000, respectively, of interest and penalties accrued associated with unrecognized tax benefits.

The Company files income tax returns in the U.S. federal jurisdiction and various states.

During the years ended March 31, 2011 and 2010, the Company was audited by the IRS for tax years 2006, 2007 and 2008 as well as by one state taxing authority for the 2006, 2007 and 2008 fiscal years. The Company reached a settlement with the IRS for the 2006-2008 fiscal years during the year ended March 31, 2011. As a result, the Company was able to record the tax benefits of those settlements as reductions to the uncertain tax positions liability amounting to $3,767,000 for the year ended March 31, 2011.

Although management believes that an adequate provision has been made for uncertain tax positions, there is the possibility that the ultimate resolution could have an adverse effect on the earnings of the Company. Conversely, if resolved favorably in the future, the related provisions would be reduced, thus having a positive impact on earnings. It is anticipated that audit settlements will be reached during 2013 with a state taxing authority that could have an impact on earnings. Due to the uncertainty of amounts and in accordance with its accounting policies, the Company has not recorded any potential impact of these settlements.

The Company has State tax credit carryforwards amounting to $1,202,000 (California, net of Federal impact) and $848,000 (Wisconsin, net of Federal impact), which are available to reduce future taxes payable in each respective state through 2022 (Wisconsin), and no expiration (California). The Company has performed the required assessment regarding the realization of deferred tax assets and at March 31, 2013, the Company has recorded a valuation allowance amounting to $758,000, which relates primarily to tax credit carryforwards which management has concluded it is more likely than not will not be realized in the ordinary course of operations. Although realization is not assured, management has concluded that it is more likely than not that the deferred tax assets for which a valuation allowance was determined to be unnecessary will be realized in the ordinary course of operations. The amount of net deferred tax assets considered realizable, however, could be reduced if actual future income or income taxes rates are lower than estimated or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

Stockholders Equity Note	12 Months Ended
Mar. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure Text Block

8. Stockholders' Equity

Preferred Stock — The Company has authorized three classes of preferred stock consisting of 200,000 shares of Six Percent (6%) Voting Cumulative Preferred Stock, par value $0.25 (“6% Preferred”); 30,000 shares of Preferred Stock Without Par Value to be issued in series by the Board of Directors, none of which are currently designated or outstanding; and 8,200,000 shares of Preferred Stock with $.025 par value, Class A, to be issued in series by the Board of Directors (“Class A Preferred”). The Board of Directors has designated four series of Class A Preferred including 10% Cumulative Convertible Voting Preferred Stock—Series A (“Series A Preferred”); 10% Cumulative Convertible Voting Preferred Stock—Series B (“Series B Preferred”); Convertible Participating Preferred Stock; and Convertible Participating Preferred Stock, Series 2003. A fifth series of Class A Preferred designated Convertible Participating Preferred Stock, Series 2006, was issued as part of consideration of the purchase price in the Signature Fruit acquisition and was converted to Class A Common Stock in May 2010.

The Convertible Participating Preferred Stock and Convertible Participating Preferred Stock, Series 2003 are convertible at the holders' option on a one-for-one basis into shares of Class A Common Stock, subject to antidilution adjustments. These series of preferred stock have the right to receive dividends and distributions at a rate equal to the amount of any dividends and distributions declared or made on the Class A Common Stock. No dividends were declared or paid on this preferred stock in fiscal 2013, 2012 or 2011. In addition, these series of preferred stock have certain distribution rights upon liquidation. Upon conversion, shares of these series of preferred stock become authorized but unissued shares of Class A Preferred and may be reissued as part of another series of Class A Preferred. As of March 31, 2013, the Company has an aggregate of 6,445,248 shares of non-designated Class A Preferred authorized for issuance.

The Convertible Participating Preferred Stock has a liquidation preference of $12 per share and has 91,962 shares outstanding as of March 31, 2013 after conversions of 5,908 shares into Class A common Stock during the year. The Convertible Participating Preferred Stock, Series 2003 was issued as partial consideration of the purchase price in the Chiquita Processed Foods acquisition. The 967,742 shares issued in that 2003 acquisition were valued at $16.60 per share which represented the then market value of the Class A Common Stock into which the preferred shares were immediately convertible. This series has a liquidation preference of $15.50 per share and has 262,790 shares outstanding as of March 31, 2013 after conversion of 50,000 shares into Class A common Stock during the year. The Convertible Participating Preferred Stock, Series 2006 was issued as partial consideration of the purchase price in the Signature acquisition. The 1,025,220 shares issued in that acquisition were valued at $24.385 per share which represented the then market value of the Class A Common Stock into which the preferred shares were immediately convertible. All 1,025,220 shares were converted into Class A Common Stock in May 2010.

There are 407,240 shares of Series A Preferred outstanding as of March 31, 2013 which are convertible into one share of Class A Common Stock and one share of Class B Common stock for every 20 shares of Series A Preferred. There are 400,000 shares of Series B Preferred outstanding as of March 31, 2013 which are convertible into one share of Class A Common Stock and one share of Class B Common Stock for every 30 shares of Series B preferred. There are 200,000 shares of 6% Preferred outstanding as of March 31, 2013 which are callable at their par value at any time at the option of the Company. The Company paid dividends of $20,181 on the Series A and Series B Preferred and $3,000 on the 6% Preferred during each of fiscal 2013, 2012 and 2011.

Common Stock — The Class A Common Stock and the Class B Common Stock have substantially identical rights with respect to any dividends or distributions of cash or property declared on shares of common stock, and rank equally as to the right to receive proceeds on liquidation or dissolution of the Company after payment of the Company's indebtedness and liquidation right to the holders of preferred shares. However, holders of Class B Common Stock retain a full vote per share, whereas the holders of Class A Common Stock have voting rights of 1/20th of one vote per share on all matters as to which shareholders of the Company are entitled to vote. During 2013, there were 1,330 shares, or $29,000 of Class B Common Stock issued in lieu of cash compensation under the Company's Profit Sharing Bonus Plan.

Unissued shares of common stock reserved for conversion privileges of designated non-participating preferred stock were 33,695 of both Class A and Class B as of March 31, 2013 and 2012. Additionally, there were 354,752 and 410,660 shares of Class A reserved for conversion of the Participating Preferred Stock as of March 31, 2013 and 2012, respectively.

Treasury Stock — During 2013, the Company repurchased $3,780,000 or 129,989 shares of its Class A Common Stock and $59,000 or 2,458 shares of its Class B Common Stock. As of March 31, 2013, there is a total of $5,274,000 or 197,280 shares of repurchased stock. These shares are not considered outstanding. In addition, on August 30, 2012 the Company repurchased 864,334 shares of Class A Common Stock in a Board approved transaction outside of the Company's share repurchase program for $25,930,000. All shares were repurchased as Treasury Stock and are not considered outstanding.

Retirement Plans	12 Months Ended
Mar. 31, 2013
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Pension And Other Postretirement Benefits Disclosure Text Block

9. Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Annual contributions are made to the Plan sufficient to satisfy legal funding requirements.

The following tables provide a reconciliation of the changes in the Plan's benefit obligation and fair value of plan assets over the two-year period ended March 31, 2013 and a statement of the unfunded status as of March 31, 2013 and 2012:

	2013	2012
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$140,570	$118,821
Service cost	6,988	5,424
Interest cost	7,265	6,837
Actuarial loss	13,828	14,220
Benefit payments and expenses	(5,120)	(4,732)
Benefit obligation at end of year	$163,531	$140,570

Change in Plan Assets

Fair value of plan assets at beginning of year	$116,798	$100,101
Actual gain on plan assets	20,338	6,029
Employer contributions	3,000	15,400
Benefit payments and expenses	(5,120)	(4,732)
Fair value of plan assets at end of year	$135,016	$116,798

Unfunded Status	$(28,515)	$(23,772)

The unfunded status increased by $4.7 million during 2013 reflecting the current unfunded liability based on the projected benefit obligation, which increased from $140.6 million to $163.5 million, largely due to a reduction in the discount rate from 5.10% to 4.70%. This unfunded status increase was recognized via an increase in the projected benefit obligation due in part to the discount rate reduction discussed above partially offset by the actual gain on plan assets and the decrease in accumulated other comprehensive income of $0.7 million after the income tax benefit of $0.4 million. Plan assets increased from $116.8 million as of March 31, 2012 to $135.0 million as of March 31, 2013 due to a continued recovery in market conditions and the $3.0 million contribution by the Company. The unfunded liability is reflected in other liabilities in the Consolidated Balance Sheets.

	2013	2012
	(In thousands)
Amounts Included in Accumulated Other
Comprehensive Pre-Tax Loss

Net loss	$(36,622)	$(37,719)
Accumulated other comprehensive pre-tax loss	$(36,622)	$(37,719)

The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2013, 2012, and 2011:

	2013	2012	2011
	(In thousands)
Service cost	$6,988	$5,424	$5,141
Interest cost	7,265	6,837	6,455
Expected return on plan assets	(8,603)	(8,140)	(7,347)
Amortization of net loss	3,190	1,350	1,497
Amortization of transition asset	0	(227)	(276)
Net periodic benefit cost	$8,840	$5,244	$5,470

The Plan's accumulated benefit obligation was $146,240,000 at March 31, 2013, and $126,082,000 at March 31, 2012.

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

The assumptions used to measure the Company's benefit obligation and pension expense are shown in the following table:

	2013	2012

Discount rate - benefit obligation	4.70%	5.10%
Discount rate - pension expense	5.10%	5.85%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	3.00%

The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2014	2013	2012

Plan Assets

Equity securities	99%	99%	99%
Debt securities	0	0	0
Real estate	0	0	0
Cash	1	1	1
Total	100%	100%	100%

All securities, which are valued at fair market value, are considered to be level 1 due to their public active market.

Expected Return on Plan Assets

The expected long-term rate of return on Plan assets is 7.50%. The Company expects 7.50% to fall within the 40-to-50 percentile range of returns on investment portfolios with asset diversification similar to that of the Plan's target asset allocation.

Investment Policy and Strategy

The Company maintains an investment policy designed to achieve a long-term rate of return, including investment income through dividends and equity appreciation, sufficient to meet the actuarial requirements of the Plan. The Company seeks to accomplish its return objectives by prudently investing in a diversified portfolio of public company equities with broad industry representation seeking to provide long-term growth consistent with the performance of relevant market indices, as well as maintain an adequate level of liquidity for pension distributions as they fall due. The strategy of being fully invested in equities has historically provided greater rates of return over extended periods of time. The Company's gain on plan assets during 2013 was 17.4% as compared to the S&P 500 unaudited gain (including dividends) of 14.0%. Plan assets include Company common stock with a fair market value of $11,559,000 as of March 31, 2013 and $8,336,000 as of March 31, 2012.

Cash Flows

Expected contributions for fiscal year ending March 31, 2014 (in thousands):

Expected Employer Contributions	$0
Expected Employee Contributions	0

Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2014	$5,406
2015	5,886
2016	6,170
2017	6,746
2018	7,343
2019-2022	46,842

The Company also has employees' savings 401(k) plans covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Participants may make contributions up to the legal limit. The Company's matching contributions are discretionary. Costs charged to operations for the Company's matching contributions amounted to $1,746,000, $1,422,000, and $1,572,000, in fiscal 2013, 2012, and 2011, respectively.

Multi-employer Plan

The Company contributes to the Teamsters California State Council of Cannery and Food Processing Unions, International Brotherhood of Teamsters Pension Fund (Western Conference of Teamsters Pension Plan# 91-6145047/001) ("Teamsters Plan") under the terms of a collective-bargaining agreement with some of its Modesto, California employees. The term of the current collective bargaining agreement is June 1, 2012 through June 30, 2015.

For the fiscal years ended March 31, 2013 and March 31, 2012 contributions to the Teamsters Plan were $2,392,000 and $2,474,000, respectively. The contributions to this plan are paid monthly based upon the number of hours worked by covered employees. They represent less than 5% of the total contributions received by this plan during the most recent plan year.

The risks of participating in multi-employer plans are different from single-employer plans in the following aspects: (a) assets contributed to a multi-employer plan by one employer may be used to provide benefits to employees of other participating employers, (b) if a participating employer stops contributing to the multi-employer plan, the unfunded obligations of the plan may be borne by the remaining participating employers and (c) if the Company chooses to stop participating in the plan, the Company may be required to pay a withdrawal liability based on the underfunded status of the plan.

The Teamsters Plan received a Pension Protection Act “green” zone status for the plan year ended January 1, 2013. The zone status is based on information the Company received from the plan and is certified by the plan's actuary. Among other factors, plans in the green zone are at least 80 percent funded.

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Disclosures Text Block
10. Fair Value of Financial Instruments

The carrying amount and estimated fair values of the Company's debt are summarized as follows:

	2013		2012
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Long-term debt, including
current portion	$270,186	$273,567	$234,209	$231,416

The estimated fair value for long-term debt is determined by the quoted market prices for similar debt (comparable to the Company's financial strength) or current rates offered to the Company for debt with the same maturities which is Level 2 from the fair value hierarchy. Since quoted prices for identical instruments in active markets are not available (Level 1), the Company makes use of observable market based inputs to calculate fair value, which is Level 2.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories:
Inventory Disclosure [Text Block]

11. Inventories

Effective December 30, 2007 (beginning of 4th quarter of Fiscal Year 2008), the Company changed its inventory valuation method from the lower of cost, determined under the FIFO method, or market to the lower of cost, determined under the LIFO method, or market. In the high inflation environment that the Company was experiencing, the Company believed that the LIFO inventory method was preferable over the FIFO method because it better compares the cost of current production to current revenue. The effect of LIFO was to increase net earnings by $2,738,000 in 2013, reduce net earnings by $30,771,000 in 2012 and increase net earnings by $5,104,000 in 2011, compared to what would have been reported using the FIFO inventory method. The increase in earnings per share was $0.24 ($0.24 diluted) in 2013, the reduction in earnings per share was $2.53 ($2.52 diluted) in 2012, and the increase in earnings per share was $0.42 ($0.42 diluted) in 2011. During 2012, certain inventory quantities accounted for on the LIFO method were reduced, resulting in the liquidation of certain quantities carried at costs prevailing in prior years. The impact on net earnings of these liquidations was an increase of $2,899,000. The inventories by category and the impact of implementing the LIFO method are shown in the following table:

	2013	2012	2011
	(In thousands)

Finished products	$445,278	$406,164	$390,754
In process	18,107	24,451	21,680
Raw materials and supplies	149,359	139,045	132,690
	612,744	569,660	545,124
Less excess of FIFO cost over LIFO cost	133,014	137,227	89,888
Total inventories	$479,730	$432,433	$455,236

Other Income And Expenses	12 Months Ended
Mar. 31, 2013
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]

12. Other Operating Income and Expense

Other operating income in 2013 included a gain of $1,971,000 as a result of the estimated fair market value of the net assets acquired exceeding the purchase price of Sunnyside (see Note 2, Acquisitions). The Company also recorded a gain of $252,000 from the sale of property located in Cambria, Wisconsin and a net loss of $252,000 on the disposal of certain other fixed assets.

Other operating income in 2012 included a gain of $665,000 from the sale of property located in LeSueur, MN and a gain of $149,000 from the sale of other property.

Other operating income in 2011 included a gain of $736,000 as a result of the estimated fair market value of the net assets acquired exceeding the purchase price of Lebanon (see Note 2, Acquisitions). The Company also recorded a gain from the reversal of an environmental reserve of $250,000, a gain of $249,000 from the sale of certain fixed assets and a loss of $391,000 from the disposal of certain other fixed assets.

Segment Reporting	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

13. Segment Information

The Company manages its business on the basis of two reportable segments — the primary segment is the processing and sale of fruits and vegetables and secondarily, the processing and sale of snack products. The Company markets its product almost entirely in the United States. Export sales represented 9.8%, 9.4%, and 8.9% of total sales in 2013, 2012, and 2011, respectively. In 2013, 2012, and 2011, the sale of Green Giant vegetables accounted for 13%, 13%, and 16% of net sales, respectively. “Other” in the table below represents activity related to can sales, trucking, seed sales, and flight operations.

	Fruit and
	Vegetable	Snack	Other	Total
	(In thousands)
2013:
Net sales	$1,243,107	$11,357	$21,833	$1,276,297
Operating income	70,313	174	447	70,934
Interest expense	7,319	35	132	7,486
Income tax expense	21,831	53	151	22,035
Identifiable assets	796,336	4,038	2,775	803,149
Capital expenditures	16,125	0	246	16,371
Depreciation and amortization	22,146	404	701	23,251

2012:
Net sales	$1,226,408	$11,730	$19,667	$1,257,805
Operating income (loss)	25,955	(714)	382	25,623
Interest expense	7,929	47	126	8,102
Income tax expense (benefit)	6,398	(247)	114	6,265
Identifiable assets	730,147	4,739	3,150	738,036
Capital expenditures	25,636	22	1,767	27,425
Depreciation and amortization	21,780	475	436	22,691

2011:
Net sales	$1,161,404	$10,604	$17,577	$1,189,585
Operating income (loss)	32,641	(731)	384	32,294
Interest expense	8,643	59	125	8,827
Income tax expense (benefit)	5,895	(181)	82	5,796
Identifiable assets	736,982	5,891	1,835	744,708
Capital expenditures	18,733	740	0	19,473
Depreciation and amortization	21,632	509	440	22,581

The fruit and vegetable segment, consisting of GMOL, canned fruit and vegetables and frozen products, represented 99%, 99% and 99% of assets and 101%, 107% and 105% of pre-tax earnings in 2013, 2012 and 2011, respectively.

Classes of similar products/services:	2013	2012	2011
	(In thousands)
Net Sales:
GMOL *	$165,684	$166,231	$191,526
Canned vegetables	746,892	743,123	688,303
Frozen *	84,935	96,870	86,904
Fruit	245,596	220,184	194,671
Snack	11,357	11,730	10,604
Other	21,833	19,667	17,577
Total	$1,276,297	$1,257,805	$1,189,585

* GMOL includes frozen vegetables exclusively for GMOL.

Legal Proceedings	12 Months Ended
Mar. 31, 2013
Legal Proceedings [Abstract]
Commitments And Contingencies Disclosure Text Block

14. Legal Proceedings and Other Contingencies

In the ordinary course of its business, the Company is made a party to certain legal proceedings seeking monetary damages, including proceedings involving product liability claims, workers' compensation along with other employee claims, tort and other general liability claims, for which it carries insurance, as well as patent infringement and related litigation. The Company is in a highly regulated industry and is also periodically involved in government actions for regulatory violations and other matters surrounding the manufacturing of its products, including, but not limited to, environmental, employee, and product safety issues. While it is not feasible to predict or determine the ultimate outcome of these matters, the Company does not believe that an adverse decision in any of these legal proceedings would have a material adverse impact on its financial position, results of operations, or cash flows.

On August 2, 2007, the Company received two civil citations from CalOSHA (the California state agency responsible for enforcing occupational safety and health regulations), relating to the accidental death of a warehouse employee at the Company's Modesto facility on February 5, 2007. The Company appealed the citations to the California Occupational Safety and Health Appeals Board, and a hearing was held in early June 2010.  The result of the hearing was that the citations were modified by agreement with CalOSHA and a civil penalty was imposed and paid by the Company during fiscal year 2011, thereby resolving the issue without a material adverse impact on the Company's financial position, results of operations, or cash flows.

In June 2010, the Company received a Notice of Violation of the California Safe Drinking Water and Toxic Enforcement Act of 1986, commonly known as Proposition 65, from the Environmental Law Foundation ("ELF").  This notice was made to the California Attorney General and various other government officials, and to 49 companies including Seneca Foods Corporation whom ELF alleges manufactured, distributed or sold packaged peaches, pears, fruit cocktail and fruit juice that contain lead without providing a clear and reasonable warning to consumers.  Under California law, proper notice must be made to the State and involved firms at least 60 days before any suit under Proposition 65 may be filed by private litigants like ELF.  That 60-day period has expired and to date neither the California Attorney General nor any appropriate district attorney or city attorney has initiated an action against the Company.  However, private litigant ELF filed an action against the Company and 27 other named companies on September 28, 2011, in Superior Court of Alameda County, California, alleging violations of Proposition 65 and seeking various measures of relief, including injunctive and declaratory relief and civil penalties.  The Company, along with the other named companies, is vigorously defending itself from such claim.  A responsive answer was filed, the discovery process was completed and a trial on liability was held beginning in April of 2013 in accordance with court schedules. The remedies portion of the case would be handled after an adverse determination of liability.   The trial was completed on May 16, 2013 and the judge will be issuing his decision thereafter. Because the Court has not yet made any substantive rulings regarding the relevant defenses under Proposition 65 and is not expected to do so before June 2013, at the earliest, we are unable to determine the scope of the Company's potential liabilities associated with this matter, if any. So far, our portion of legal fees in defense of this action have been sizable, as would be expected with litigation resulting in trial, but have not had a material adverse impact on the Company's financial position, results of operations, or cash flows. Additionally, in the ordinary course of its business, the Company is made party to certain legal proceedings seeking monetary damages, including proceedings invoking product liability claims, either directly or through indemnification obligations, and we are not able to predict the probability of the outcome or estimate of loss, if any, related to any such matter.

Restructuring And Related Activities	12 Months Ended
Mar. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring And Related Activities Disclosure Text Block

15. Plant Restructuring

During 2013, the Company implemented a product rationalization program and recorded a restructuring charge of $3,497,000 for related equipment costs (contra fixed assets), lease impairment costs (net of realizable value), and certain inventory costs. This charge is included under Plant Restructuring in the Consolidated Statements of Net Earnings.

During 2012, there were no material adjustments to Plant Restructuring.

During fiscal 2011, the Company implemented workforce reductions at its plants in Buhl, Idaho and Mayville, Wisconsin and certain other locations that resulted in a restructuring charge of $1,354,000 primarily for severance costs. This charge is included under Plant Restructuring in the Consolidated Statements of Net Earnings. Under the Alliance Agreement, GMOL shares in the cost of these restructurings, plus future depreciation and lease costs.  GMOL's portion of these restructuring costs was paid to the Company during 2011.  The Company deferred a portion of this payment to match the depreciation and lease costs that will be incurred in the future.  As of March 31, 2013, this deferral totaled $4,154,000 comprised of $1,211,000 included in other accrued expenses and $2,943,000 included in other long-term liabilities on the Consolidated Balance Sheets.

The following table summarizes the restructuring and related asset impairment charges recorded and the accruals established during 2011, 2012 and 2013:

		Long-Lived
		Asset	Other
	Severance	Charges	Costs	Total
	(In thousands)

Balance March 31, 2010	$0	$250	$794	$1,044
First-quarter charge to expense	0	0	1	1
Second-quarter charge to expense	1,210	0	0	1,210
Third-quarter charge to expense	109	0	0	109
Cash payments/write offs	(889)	(250)	(283)	(1,422)
Fourth-quarter charge to expense	26	0	8	34
Balance March 31, 2011	456	0	520	976
First-quarter charge to expense	54	0	0	54
Second-quarter (credit) charge to expense	(19)	0	4	(15)
Cash payments/write offs	(454)	0	(524)	(978)
Balance March 31, 2012	37	0	0	37
Third-quarter charge to expense	0	1,107	1,403	2,510
Fourth-quarter charge to expense	0	109	878	987
Cash payments/write offs	(17)	(42)	(1,974)	(2,033)
Balance March 31, 2013	$20	$1,174	$307	$1,501

The other costs at March 31, 2013 relate to inventory that is expected to be disposed of in fiscal 2014.

Certain Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Certain Transactions Disclosure [Text Block]

16. Certain Transactions

A small percentage (less than 1% in fiscal 2013 and 2012) of vegetables supplied to the Company's New York processing plants are grown by a director of Seneca Foods Corporation, which supplied the Company approximately $1,184,000 and $872,000 pursuant to a raw vegetable grower contract in fiscal 2013 and 2012, respectively.  The Chairman of the Audit Committee reviewed the relationship and determined that the contract was negotiated at arm's length and on no more favorable terms than to other growers in the marketplace.

Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Nature Of Operations [PolicyText Block]

Nature of Operations — Seneca Foods Corporation and subsidiaries (the “Company”) conducts its business almost entirely in food processing, operating 24 plants and 30 warehouses in eight states. The Company markets private label and branded processed foods to retailers and institutional food distributors.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation — The consolidated financial statements include the accounts for the parent company and all of its wholly-owned subsidiaries after elimination of intercompany transactions, profits, and balances.

Revenue Recognition, Bill and Hold Arrangements [Policy Text Block]

Revenue Recognition — Sales and related cost of product sold are recognized when legal title passes to the purchaser, which is primarily upon shipment of products. When customers, under the terms of specific orders, request that the Company invoice but hold the goods (“Bill and Hold”) for future shipment, the Company recognizes revenue when legal title to the finished goods inventory passes to the purchaser. Generally, the Company receives cash from the purchaser when legal title passes. During the years ended March 31, 2013 and 2012, the Company sold for cash, on a bill and hold basis, $151.2 million and $151.0 million, respectively, of Green Giant finished goods inventory to General Mills Operations, LLC (“GMOL”). At the time of the sale of the Green Giant vegetables to GMOL, title of the specified inventory transferred to GMOL. The Company believes it has met the criteria required by the accounting standards for Bill and Hold treatment. As of March 31, 2013, $75.7 million of 2013 product remained unshipped.

Trade promotions are an important component of the sales and marketing of the Company's branded products, and are critical to the support of the business. Trade promotion costs, which are recorded as a reduction of sales, include amounts paid to retailers for shelf space, to obtain favorable display positions and to offer temporary price reductions for the sale of our products to consumers. Accruals for trade promotions are recorded primarily at the time of sale to the retailer based on expected levels of performance. Settlement of these liabilities typically occurs in subsequent periods primarily through an authorized process for deductions taken by a retailer from amounts otherwise due to the Company. As a result, the ultimate cost of a trade promotion program is dependent on the relative success of the events and the actions and level of deductions taken by retailers. Final determination of the permissible deductions may take extended periods of time

Concentration Risk, Credit Risk

Concentration of Credit Risk — Financial instruments that potentially subject the Company to credit risk consist of trade receivables and interest-bearing investments. Wholesale and retail food distributors comprise a significant portion of the trade receivables; collateral is generally not required. A relatively limited number of customers account for a large percentage of the Company's total sales. GMOL sales represented 13%, 13% and 16% of net sales in 2013, 2012 and 2011, respectively. The top ten customers represented approximately 47%, 49% and 49% of net sales for 2013, 2012 and 2011, respectively. The Company closely monitors the credit risk associated with its customers. The Company places substantially all of its interest-bearing investments with financial institutions and monitors credit exposure. Cash and short-term investments in certain accounts exceed the federal insured limit; however, the Company has not experienced any losses in such accounts

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents — The Company considers all highly liquid instruments purchased with an original maturity of three months or less as cash equivalents
Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments — The fair values of cash and cash equivalents (Level 1), accounts receivable, loan receivable, short-term debt and accounts payable approximate cost because of the immediate or short-term maturity of these financial instruments. See Note 10, Fair Value of Financial Instruments, for a discussion of the fair value of long-term debt.

The three-tier value hierarchy is utilized to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobserved inputs (Level 3). The three levels are defined as follows:

  Level 1- Quoted prices for identical instruments in active markets.

  Level 2- Quoted prices for similar instruments; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable.
  Level 3- Model-derived valuations in which one or more inputs or value-drivers are both significant to the fair value measurement and unobservable

Deferred Charges, Policy [Policy Text Block]

Deferred Financing Costs — Deferred financing costs incurred in obtaining debt are amortized on a straight-line basis over the term of the debt, which is not materially different than using the effective interest rate method. As of March 31, 2013, there were $1.1 million of deferred financing costs included in other assets on the Consolidated Balance Sheets

Inventory, Policy [Policy Text Block]	Inventories — Substantially all inventories are stated at the lower of cost; determined under the last-in, first-out (“LIFO”) method; or market
Income Tax, Policy [Policy Text Block]

Income Taxes — The provision for income taxes includes federal and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities and tax credit carryforwards. The Company uses the flow-through method to account for its investment tax credits.

The Company evaluates the likelihood of realization of its net deferred income tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are the Company's forecast of future taxable income, the projected reversal of temporary differences and available tax planning strategies that could be implemented to realize the net deferred income tax assets.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and Handling Costs — The Company includes all shipping and handling costs billed to customers in net sales and the corresponding costs in cost of products sold
Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]	Advertising Costs — Advertising costs are expensed as incurred. Advertising costs charged to operations were $1.4 million and $3.2 million in 2013 and 2012, respectively.
Receivables, Policy [Policy Text Block]

Accounts Receivable and Doubtful Accounts — Accounts receivable is stated at invoice value, which is net of any off invoice promotions.  A provision for doubtful accounts is recorded based upon an assessment of credit risk within the accounts receivable portfolio, experience of delinquencies (accounts over 15 days past due) and charge-offs (accounts removed from accounts receivable for expectation of non-payment), and current market conditions. Management believes these provisions are adequate based upon the relevant information presently available

Loans and Leases Receivable, Lease Financing, Policy [Policy Text Block]

Loan Receivable — Loan receivable is stated as the unpaid principal balance owing to the Company under the Borrower Credit Facility described in Note 3. Interest income is recognized in the period in which it is earned.

Earnings Per Share, Policy [Policy Text Block]

Earnings per Common Share — The Company has three series of convertible preferred stock, which are deemed to be participating securities that are entitled to participate in any dividend on Class A common stock as if the preferred stock had been converted into common stock immediately prior to the record date for such dividend. Basic earnings per share for common stock is calculated using the “two-class” method by dividing the earnings attributable to common stockholders by the weighted average of common shares outstanding during the period. Restricted stock is included in all earnings per share calculations.

Diluted earnings per share is calculated by dividing earnings attributable to common stockholders by the sum of the weighted average common shares outstanding plus the dilutive effect of convertible preferred stock using the “if-converted” method, which treats the contingently-issuable shares of convertible preferred stock as common stock.

Depreciation and Valuation [Policy Text Block]

Depreciation and Valuation — Property, plant, and equipment are stated at cost. Interest incurred during the construction of major projects is capitalized. For financial reporting, the Company provides for depreciation on the straight-line method at rates based upon the estimated useful lives of the various assets. Depreciation was $22,848,000, $22,226,000, and $22,000,000 in 2013, 2012, and 2011, respectively. The estimated useful lives are as follows: buildings and improvements — 30 years; machinery and equipment — 10-15 years; computer software — 3-5 years; vehicles — 3-7 years; and land improvements — 10-20 years. The Company assesses its long-lived assets for impairment whenever there is an indicator of impairment. Impairment losses are evaluated if the estimated undiscounted cash flows from using the assets are less than carrying value. A loss is recognized when the carrying value of an asset exceeds its fair value. There were $1,216,000 of impairment losses in 2013 included in Plant Restructuring (see Plant Restructuring, note 15). There were no significant impairment losses in 2012 or 201

Use of Estimates, Policy [Policy Text Block]

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the related revenues and expenses during the reporting period. Actual amounts could differ from those estimated

Recently Issued Accounting Standards [Text Block]

Recently Issued Accounting Standards — In October 2012, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012 (fiscal 2014 for the Company). The adoption of ASU 2012-04 is not expected to have a material impact on the Company's financial position or results of operations.

Prior Period Reclassification Adjustment, Description	Reclassifications — Certain previously reported amounts have been reclassified to conform to current period classification

Significant Accounting Policies (Table) ( Earnings Per Share)	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
ScheduleOfEarningsPerShareBasicAndDilutedByCommonClassTextBlock
Years ended March 31,	2013	2012	2011
	(In thousands, except per share amounts)
Basic
Net earnings	$41,413	$11,256	$17,671
Deduct preferred stock dividends	23	23	23
Undistributed earnings	41,390	11,233	17,648
Earnings attributable to participating
preferred	1,406	382	851
Earnings attributable to common
shareholders	$39,984	$10,851	$16,797
Weighted average common shares
outstanding	11,147	11,727	11,564
Basic earnings per common share	$3.59	$0.93	$1.45
Diluted
Earnings attributable to common
shareholders	$39,984	$10,851	$16,797
Add dividends on convertible
preferred stock	20	20	20
Earnings attributable to common
stock on a diluted basis	$40,004	$10,871	$16,817
Weighted average common shares
outstanding-basic	11,147	11,727	11,564
Additional shares to be issued related to
the equity compensation plan	5	5	5
Additional shares to be issued under
full conversion of preferred stock	67	67	67
Total shares for diluted	11,219	11,799	11,636
Diluted earnings per share	$3.57	$0.92	$1.45

Acquistion (table)	12 Months Ended
Mar. 31, 2013
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Purchase Price (net of cash received)	$5.0

Allocated as follows:
Current assets	$32.8
Property, plant and equipment	7.4
Bargain purchase gain	(2.0)
Current liabilities	(33.2)
Total	$5.0

Purchase Price (net of cash received)	$20.3

Allocated as follows:
Current assets	$13.8
Property, plant and equipment	13.9
Bargain purchase gain	(0.7)
Current liabilities	(6.7)
Total	$20.3

Long-Term Debt (tables)	12 Months Ended
Mar. 31, 2013
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
5. Long-Term Debt

	2013	2012
	(In thousands)
Revolving credit facility,
1.70% and 1.69%, due through 2017	$188,000	$144,149
Secured note payable to insurance company,
8.03%, due through 2014	38,138	43,452
Secured Industrial Revenue Development Bonds,
3.29%, and 3.38%, due through 2029	22,630	22,630
Secured promissory note,
6.98%, due through 2022	16,753	18,096
Secured promissory note,
6.35%, due through 2020	4,303	4,840
Secured Industrial Revenue Development Bond,
8.10%, paid in 2013	0	661
Other	362	381
	270,186	234,209
Less current portion	40,170	7,336
	$230,016	$226,873

Long Term Debt Repayement [table text block]
Years ending March 31:
2014	$40,170
2015	2,175
2016	2,332
2017	190,466
2018	7,699
Thereafter	27,344
Total	$270,186

Leases (table)	12 Months Ended
Mar. 31, 2013
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
Years ending March 31:
2014	$32,814
2015	30,306
2016	26,559
2017	22,603
2018	18,641
2019-2031	36,774
Total minimum payment required	$167,697

Income Tax (tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
7. Income Taxes

The Company files a consolidated federal income tax return. The provision for income taxes is as follows:

	2013	2012	2011
	(In thousands)
Current:
Federal	$21,356	$4,193	$2,854
State	3,629	704	1,225
	24,985	4,897	4,079
Deferred:
Federal	(2,770)	1,430	1,791
State	(180)	(62)	(74)
	(2,950)	1,368	1,717
Total income taxes	$22,035	$6,265	$5,796

A reconciliation of the expected U.S. statutory rate to the effective rate follows:

	2013	2012	2011
Computed (expected tax rate)	35.0%	35.0%	35.0%
State income taxes (net of federal tax benefit)	3.8	4.5	3.9
State tax credits	(0.8)	(2.8)	(2.1)
Research and development credit	(0.2)	(0.6)	(0.6)
Manufacturer’s deduction	(3.4)	(5.1)	(3.7)
Addition to (reversal of) uncertain tax positions	0.2	0.4	(7.3)
IRS audit adjustment	0.0	0.0	1.5
Other permanent differences not (taxable) deductible	0.1	0.7	(0.1)
Tax effect of pension contribution	0.0	2.2	0.0
Other	0.0	1.5	(1.9)
Effective income tax rate	34.7%	35.8%	24.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
	(In thousands)
Deferred income tax assets:
Future tax credits	$2,808	$3,251
Inventory valuation	2,893	1,408
Employee benefits	2,742	2,816
Insurance	3,422	3,812
Other comprehensive loss	14,416	14,867
Interest	118	80
Deferred gain on sale/leaseback	54	82
Prepaid revenue	1,619	2,348
Other	232	520
Severance	237	196
	28,541	29,380
Deferred income tax liabilities:
Property basis and depreciation difference	13,274	14,151
Pension	3,012	5,283
	16,286	19,434
Valuation allowance - non-current	758	906
Net deferred income tax asset	$11,497	$9,040

Summary of Income Tax Contingencies [Table Text Block]
	2013	2012
	(In thousands)
Beginning balance	$2,350	$2,174

Tax positions related to current year:
Additions	176	207

Tax positions related to prior years:
Additions	70	133
Reductions	(45)	(27)
Settlements	(81)	(137)
Balance as of March 31,	$2,470	$2,350

Retirement Plans (tables)	12 Months Ended
Mar. 31, 2013
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2013	2012
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$140,570	$118,821
Service cost	6,988	5,424
Interest cost	7,265	6,837
Actuarial loss	13,828	14,220
Benefit payments and expenses	(5,120)	(4,732)
Benefit obligation at end of year	$163,531	$140,570

Change in Plan Assets

Fair value of plan assets at beginning of year	$116,798	$100,101
Actual gain on plan assets	20,338	6,029
Employer contributions	3,000	15,400
Benefit payments and expenses	(5,120)	(4,732)
Fair value of plan assets at end of year	$135,016	$116,798

Unfunded Status	$(28,515)	$(23,772)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	2013	2012
	(In thousands)
Amounts Included in Accumulated Other
Comprehensive Pre-Tax Loss

Net loss	$(36,622)	$(37,719)
Accumulated other comprehensive pre-tax loss	$(36,622)	$(37,719)

Schedule of Costs of Retirement Plans [Table Text Block]
The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2013, 2012, and 2011:

	2013	2012	2011
	(In thousands)
Service cost	$6,988	$5,424	$5,141
Interest cost	7,265	6,837	6,455
Expected return on plan assets	(8,603)	(8,140)	(7,347)
Amortization of net loss	3,190	1,350	1,497
Amortization of transition asset	0	(227)	(276)
Net periodic benefit cost	$8,840	$5,244	$5,470

Schedule of Assumptions Used [Table Text Block]
	2013	2012

Discount rate - benefit obligation	4.70%	5.10%
Discount rate - pension expense	5.10%	5.85%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2014	2013	2012

Plan Assets

Equity securities	99%	99%	99%
Debt securities	0	0	0
Real estate	0	0	0
Cash	1	1	1
Total	100%	100%	100%

Schedule of Expected Contributions [Table Text Block]
Expected Employer Contributions	$0
Expected Employee Contributions	0

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2014	$5,406
2015	5,886
2016	6,170
2017	6,746
2018	7,343
2019-2022	46,842

Fair Value (table)	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
10. Fair Value of Financial Instruments

The carrying amount and estimated fair values of the Company's debt are summarized as follows:

	2013		2012
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Long-term debt, including
current portion	$270,186	$273,567	$234,209	$231,416

Inventory (table)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2013	2012	2011
	(In thousands)

Finished products	$445,278	$406,164	$390,754
In process	18,107	24,451	21,680
Raw materials and supplies	149,359	139,045	132,690
	612,744	569,660	545,124
Less excess of FIFO cost over LIFO cost	133,014	137,227	89,888
Total inventories	$479,730	$432,433	$455,236

Segment Information (tables)	12 Months Ended
Mar. 31, 2013
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fruit and
	Vegetable	Snack	Other	Total
	(In thousands)
2013:
Net sales	$1,243,107	$11,357	$21,833	$1,276,297
Operating income	70,313	174	447	70,934
Interest expense	7,319	35	132	7,486
Income tax expense	21,831	53	151	22,035
Identifiable assets	796,336	4,038	2,775	803,149
Capital expenditures	16,125	0	246	16,371
Depreciation and amortization	22,146	404	701	23,251

2012:
Net sales	$1,226,408	$11,730	$19,667	$1,257,805
Operating income (loss)	25,955	(714)	382	25,623
Interest expense	7,929	47	126	8,102
Income tax expense (benefit)	6,398	(247)	114	6,265
Identifiable assets	730,147	4,739	3,150	738,036
Capital expenditures	25,636	22	1,767	27,425
Depreciation and amortization	21,780	475	436	22,691

2011:
Net sales	$1,161,404	$10,604	$17,577	$1,189,585
Operating income (loss)	32,641	(731)	384	32,294
Interest expense	8,643	59	125	8,827
Income tax expense (benefit)	5,895	(181)	82	5,796
Identifiable assets	736,982	5,891	1,835	744,708
Capital expenditures	18,733	740	0	19,473
Depreciation and amortization	21,632	509	440	22,581

Schedule Of Classes Of Similar Products And Services [table text Block]
Classes of similar products/services:	2013	2012	2011
	(In thousands)
Net Sales:
GMOL *	$165,684	$166,231	$191,526
Canned vegetables	746,892	743,123	688,303
Frozen *	84,935	96,870	86,904
Fruit	245,596	220,184	194,671
Snack	11,357	11,730	10,604
Other	21,833	19,667	17,577
Total	$1,276,297	$1,257,805	$1,189,585

* GMOL includes frozen vegetables exclusively for GMOL.

Plant Restructuring (table)	12 Months Ended
Mar. 31, 2013
Restructuring And Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
		Long-Lived
		Asset	Other
	Severance	Charges	Costs	Total
	(In thousands)

Balance March 31, 2010	$0	$250	$794	$1,044
First-quarter charge to expense	0	0	1	1
Second-quarter charge to expense	1,210	0	0	1,210
Third-quarter charge to expense	109	0	0	109
Cash payments/write offs	(889)	(250)	(283)	(1,422)
Fourth-quarter charge to expense	26	0	8	34
Balance March 31, 2011	456	0	520	976
First-quarter charge to expense	54	0	0	54
Second-quarter (credit) charge to expense	(19)	0	4	(15)
Cash payments/write offs	(454)	0	(524)	(978)
Balance March 31, 2012	37	0	0	37
Third-quarter charge to expense	0	1,107	1,403	2,510
Fourth-quarter charge to expense	0	109	878	987
Cash payments/write offs	(17)	(42)	(1,974)	(2,033)
Balance March 31, 2013	$20	$1,174	$307	$1,501

The other costs at March 31, 2013 relate to inventory that is expected to be disposed of in fiscal 2014.

Significant Accounting Policies (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Sales Revenue [Line Items]
Net Sales	$ 1,276,297,000	$ 1,257,805,000	$ 1,189,585,000
Advertising Expense	1,400,000	3,200,000
Dererred Financing Cost	1,100,000
General Mills Operations LLC [Member]
Sales Revenue [Line Items]
Net Sales	151,200,000	151,000,000
UnshippedProduct	$ 75,700,000
Net Sales Percentage	13.00%	13.00%	16.00%
Top Ten Customers [Member]
Sales Revenue [Line Items]
Net Sales Percentage	47.00%	49.00%	49.00%
Seneca Foods Plants [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties	24
Seneca Foods Warehouses [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties	30

Significant Accounting Policies (narrative) (detail) Depreciation (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 22,848,000	$ 22,226,000	$ 22,000,000
Impairment Losses	$ 1,216,000
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	30 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10-15 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3-5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3-7 years
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10-20 years

Significant Accouting Policies (Detail) (Earnings Per Share) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share, Basic [Abstract]
Net (Loss) Earnings	$ 41,413	$ 11,256	$ 17,671
Deduct Preffered Stock Dividends	23	23	23
Undistributed Earnings, Basic	41,390	11,233	17,648
Undistributed Earnings Allocated to Participating Securities	1,406	382	851
Earnings (Loss) Attributable to Common Stock	39,984	10,851	16,797
Weighted Average Number of Shares Outstanding, Basic	11,147	11,727	11,564
Basic Earnings (Loss) per Common Share	$ 3.59	$ 0.93	$ 1.45
Earnings Per Share, Diluted [Abstract]
Earnings (Loss) Attributable to Common Stock	39,984	10,851	16,797
Dividends Convertible Preferred Stock Cash	20	20	20
Net Income (Loss) Available to Common Stockholders, Diluted	$ 40,004	$ 10,871	$ 16,817
Weighted Average Number of Shares Outstanding, Basic	11,147	11,727	11,564
ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfAdditionalSharesAuthorized	5	5	5
Incremental Common Shares Attributable to Conversion of Preferred Stock	67	67	67
Weighted Average Number of Shares Outstanding, Diluted	11,219	11,799	11,636
Diluted Earnings (Loss) per Common Share	$ 3.57	$ 0.92	$ 1.45

Acquisition (narrative) (detail) (USD $)	12 Months Ended		12 Months Ended
	Mar. 31, 2013 Independent Foods [Member]	Jan. 15, 2013 Independent Foods [Member]	Mar. 31, 2011 Lebanon [Member]	Aug. 06, 2010 Lebanon [Member]
Business Acquisition [Line Items]
Purchase Price	$ 5,000,000	$ 5,000,000	$ 20,300,000	$ 20,300,000
Gain on Purchase of Business	2,000,000		700,000
Liabilities acquired		$ 19,500,000

Acquisition (purchase price table) (detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 Independent Foods [Member]	Jan. 15, 2013 Independent Foods [Member]	Mar. 31, 2011 Lebanon [Member]	Aug. 06, 2010 Lebanon [Member]
Business Acquisition [Line Items]
Purchase Price	$ 5	$ 5	$ 20.3	$ 20.3
Current assets	32.8		13.8
Property, plant and equipment	7.4		13.9
Current liabilities	33.2		6.7
Bargain Purchase Price	2		0.7
Total	$ 5	$ 5	$ 20.3	$ 20.3

Loan Receivable (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012
Loans Receivable, Net [Abstract]
Loans Receivable	$ 0			$ 10,000,000
Loan Receivable Maturity Date	March 30, 2012
Loans and Leases Receivable, Deferred Income		$ 6,300,000	$ 3,700,000

Line of Credit (narrative) (detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Line of Credit Facility [Line Items]
Line Of Credit Accordion Feature Amount Used	$ 50,000,000
Line Of Credit Accordion Feature	200,000,000
Line of Credit Facility, Amount Outstanding	188,000,000
Debt, Weighted Average Interest Rate	1.70%
Pledged Assets, Not Separately Reported, Other	562,864,000
Production Period [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	400,000,000	350,000,000
Nonproduction Period [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	300,000,000	250,000,000
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 10,553,000	$ 10,303,000

Long-Term Debt (Schedule of debt) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 270,186	$ 234,209
Total	270,186	234,209
Current Portion of Long-Term Debt	40,170	7,336
Long-Term Debt, Less Current Portion	230,016	226,873
Revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term Debt	188,000	144,149
Long-term Debt, Weighted Average Interest Rate	1.70%	1.69%
Debt Instrument, Maturity Date	2017
Total	188,000	144,149
Secured Note Payable to Insurance Company [Member}
Debt Instrument [Line Items]
Long-term Debt	38,138	43,452
Long-term Debt, Weighted Average Interest Rate	8.03%	8.03%
Debt Instrument, Maturity Date	2014
Total	38,138	43,452
Secured Industrial Revenue Development Bonds [Member]
Debt Instrument [Line Items]
Long-term Debt	22,630	22,630
Long-term Debt, Weighted Average Interest Rate	3.29%	3.38%
Debt Instrument, Maturity Date	2029
Total	22,630	22,630
Secured Industrial Revenue Development Bond [Member]
Debt Instrument [Line Items]
Long-term Debt	0	661
Long-term Debt, Weighted Average Interest Rate	8.10%	8.10%
Debt Instrument, Maturity Date	2013
Total	0	661
Secured promissory note 1 [Member]
Debt Instrument [Line Items]
Long-term Debt	16,753	18,096
Long-term Debt, Weighted Average Interest Rate	6.98%	6.98%
Debt Instrument, Maturity Date	2022
Total	16,753	18,096
Secured promissory note 2 [Member]
Debt Instrument [Line Items]
Long-term Debt	4,303	4,840
Long-term Debt, Weighted Average Interest Rate	6.35%	6.35%
Debt Instrument, Maturity Date	2020
Total	4,303	4,840
Other [Member]
Debt Instrument [Line Items]
Long-term Debt	362	381
Total	$ 362	$ 381

Long-Term Debt (Repayment schedule) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long-term Debt, by Maturity [Abstract]
2014	$ 40,170
2015	2,175
2016	2,332
2017	190,466
2018	7,699
Thereafter	27,344
Total	$ 270,186	$ 234,209

Long Term Debt (narrative) (detail) (USD $)	12 Months Ended
Mar. 31, 2013
Debt Instrument [Line Items]
Other Restrictions on Payment of Dividends	$ 50,000
Cash dividends paid on preferred stock	23,000
Pledged Assets Not Separately Reported Fixed Assets	688,358,000
Secured By Direct Pay Letter Of Credit [Member]
Debt Instrument [Line Items]
Special Assessment Bond, Noncurrent	22,630,000
Wayne County [Member]
Debt Instrument [Line Items]
Special Assessment Bond, Noncurrent	$ 5,060,000

Leases (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Operating Leases, Future Minimum Payments Due [Abstract]
2014	$ 32,814
2015	30,306
2016	26,559
2017	22,603
2018	18,641
2019-2031	36,774
Total	$ 167,697

Leases (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	$ 38,129,000	$ 38,253,000	$ 37,781,000

Income Tax (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Other Amounts Related To Income Taxes	$ 1,851,000	$ 1,778,000
Unrecognized Tax Benefits, Period Increase (Decrease)	58,000	18,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	184,000	126,000
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority			3,767,000
Tax Credit Carryforward [Line Items]
Valuation allowance - non-current	758,000	906,000
Deferred Income Tax Asset, Net	9,400,000	8,637,000
Deferred Tax Assets, Net, Noncurrent	2,097,000	403,000
California [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	1,202,000
Wisconsin [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 848,000
Expiration Date	2022

Income Tax (Effective Income Tax Rate) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 21,356	$ 4,193	$ 2,854
Current State and Local Tax Expense (Benefit)	3,629	704	1,225
Total	24,985	4,897	4,079
Deferred Federal Income Tax Expense (Benefit)	(2,770)	1,430	1,791
Deferred State and Local Income Tax Expense (Benefit)	(180)	(62)	(74)
Total	(2,950)	1,368	1,717
Income Tax Expense (Benefit), Total	$ 22,035	$ 6,265	$ 5,796
Computed	35.00%	35.00%	35.00%
State income taxes (net of federal tax benefit)	3.80%	4.50%	3.90%
State tax credits	(0.80%)	(2.80%)	(2.10%)
Research and development credit	(0.20%)	(0.60%)	(0.60%)
Manufacturer's deduction	(3.40%)	(5.10%)	(3.70%)
Addition to (reversal of) uncertain tax positions	0.20%	0.40%	(7.30%)
IRS audit adjustment	0.00%	0.00%	1.50%
Other permanent differences not (taxable) deductible	0.10%	0.70%	(0.10%)
Effective Income Tax Rate Reconciliation Pension Contribution	0.00%	2.20%	0.00%
Other	0.00%	1.50%	(1.90%)
Effective income tax rate	34.70%	35.80%	24.70%

Income Tax (Deferred Income Tax Assets and Liabilities) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Components of Deferred Tax Assets and Liabilities [Abstract]
Future tax credits	$ 2,808	$ 3,251
Inventory valuation	2,893	1,408
Employee benefits	2,742	2,816
Insurance	3,422	3,812
Otrher comprehensive loss	14,416	14,867
Interest	118	80
Deferred gain on sale/leaseback	54	82
Prepaid revenue	1,619	2,348
Other deferred	232	520
Severance	237	196
Total	28,541	29,380
Property basis and depreciation difference	13,274	14,151
Pension	3,012	5,283
Total	16,286	19,434
Valuation allowance - non-current	758	906
Net deferred income tax asset	$ 11,497	$ 9,040

Income Tax (Summary of Income Tax Contigencies) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Uncertainties [Abstract]
Beginning Balance	$ 2,350	$ 2,174
Additions	176	207
Prior year additions	70	133
Reductions	(45)	(27)
Settlements	(81)	(137)
Lapses in statues of limitaions		0
Ending Balance	$ 2,470	$ 2,350

Stockholders' Equity (narrative) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 6% Cumulative Preferred Stock [Member]	Mar. 31, 2012 6% Cumulative Preferred Stock [Member]	Mar. 31, 2011 6% Cumulative Preferred Stock [Member]	Mar. 31, 2013 10% Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2012 10% Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2011 10% Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 10% Series A Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 10% Series B Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 Participating Preferred Stock [Member]	Mar. 31, 2012 Participating Preferred Stock [Member]	Mar. 31, 2011 Participating Preferred Stock [Member]	Mar. 31, 2013 2003 Series Participating Preferred Stock [Member]	Mar. 31, 2012 2003 Series Participating Preferred Stock [Member]	Mar. 31, 2011 2003 Series Participating Preferred Stock [Member]	Mar. 31, 2013 2006 Series Participating Preferred Stock [Member]	Mar. 31, 2013 No Par Value Preferred Stock [Member]	Mar. 31, 2013 Class A Preferred Stock [Member]	Aug. 30, 2012 Common Class A Member	Mar. 31, 2013 Common Class A Member	Mar. 31, 2012 Common Class A Member	Mar. 31, 2013 Common Class B Member	Mar. 31, 2013 Treasury Stock [Member]	Mar. 31, 2013 Common Stock [Member]
Preferred Stock, Dividend Rate, Percentage		6.00%			10.00%			10.00%	10.00%
Preferred Stock Liquidation Preference										$ 12			$ 15.5
Preferred Stock, Par or Stated Value Per Share		$ 0.25			$ 0.025					$ 0.025			$ 0.025					$ 0.025
Share For Share Conversion Number								20	30
Common Stock Voting Right Per Share																				$ 0.05
Preferred Stock, Shares Authorized	6,445,248	200,000			1,400,000					91,962			262,790				30,000	8,200,000
Preferred Stock, Shares Outstanding		200,000	200,000	200,000	807,240	807,240	807,240	407,240	400,000	91,962	97,870	102,047	262,790	312,790	313,304
Stock Conversions										5,908			50,000			1,025,220
Cash dividends paid on preferred stock	$ 23,000	$ 3,000			$ 20,181
Common Stock Capital Shares Reserved For Future Issuance																				354,752	410,660			33,695
Treasury Stock, Value, Acquired, Cost Method																			25,930,000	3,780,000		59,000	5,274,000
Treasury Stock Shares Acquired																			864,334	129,989		2,458	197,280
Stock Issued For Bonus Program Value																						$ 29,000
Stock Issued For Bonus Program Shares																						1,330
Price Per Share													$ 16.6			$ 24.385
Preferred Stock Shares Issued													967,742			1,025,220

Retirement Plans (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Increase In Unfunded Status	$ 4,700,000
Defined Benefit Plan, Benefit Obligation	163,531,000	140,570,000	118,821,000
Discount rate - benefit obligation	4.70%	5.10%
Employer contributions	3,000,000	15,400,000
Other Than Temporary Impairment Losses Investments Portion In Other Comprehensive Income Loss Net Of Tax Including Portion Attributable To Noncontrolling Interest Availableforsale Securities	(771,000)	9,338,000	(1,049,000)
Fair value of plan assets at end of year	135,016,000	116,798,000	100,101,000
Defined Benefit Plan, Accumulated Benefit Obligation	146,240,000	126,082,000
Expected return	7.50%	8.00%
Gain on plan assets	17.40%
Common stock included in plan assets	11,559,000	8,336,000
Defined Contribution Plan, Cost Recognized	1,746,000	1,422,000	1,572,000
Other Than Temporary Impairment Losses Investments Portion In Other Comprehensive Income Loss Tax Including Portion Attributable To Noncontrolling Interest Availableforsale Securities	493,000	5,970,000	671,000
Teamsters Plan Contributions	$ 2,392,000	$ 2,474,000
Contribution Percentage	5.00%

Retirement Plans (Schedule of Changes in Projected Benefit Obligations) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan, Funded Status of Plan [Abstract]
Benefit obligations at beginning of year	$ 140,570	$ 118,821
Service cost	6,988	5,424	5,141
Interest cost	7,265	6,837	6,455
Actuarial (gain) losse	13,828	14,220
Benefits payments and expenses	(5,120)	(4,732)
Benefit obligation at end of year	163,531	140,570	118,821
Fair value of plan assets at beginning of year	116,798	100,101
Actual gain on plan assets	20,338	6,029
Employer contributions	3,000	15,400
Benefits payments and expenses	(5,120)	(4,732)
Fair value of plan assets at end of year	135,016	116,798	100,101
Unfunded Status	$ (28,515)	$ (23,772)

Retirement Plans (Schedule of Amoutns Included in Accumulated Other Comprehensive Income/Loss (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Amounts Included in Accumulated Other Comprehensive Pre-Tax Loss [Abstract]
Net loss	$ 36,622	$ 37,719
Accumulated other comprehensive pre-tax loss	$ (36,622)	$ (37,719)

Retirement Plans (Schedule of Cost of Retirement Plans) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 6,988	$ 5,424	$ 5,141
Interest cost	7,265	6,837	6,455
Expected return on plan assets	8,603	8,140	7,347
Amortization of net loss	(3,190)	(1,350)	(1,497)
Amortization of transition assets	0	(227)	(276)
Net periodic benefit cost	$ 8,840	$ 5,244	$ 5,470

Retirement Plans (Schedule of Assumptions Used) (detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule of Assumbptions Used [Abstract]
Discount rate - benefit obligation	4.70%	5.10%
Discount rate - pension expense	5.10%	5.85%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	3.00%

Retirement Plans (Schedule of Allocation of Plan Assets) (detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets		100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	99.00%
Percentage of Plan Assets		99.00%	99.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	1.00%
Percentage of Plan Assets		1.00%	1.00%

Retirement Plans (Schedule of Estimated Benefit Payments) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2014	$ 5,406
2015	5,886
2016	6,170
2017	6,746
2018	7,343
2019-2021	$ 46,842

Fair Value (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Disclosures [Abstract]
Long-term Debt, Gross	$ 270,186	$ 234,209
Long-term Debt, Fair Value	$ 273,567	$ 231,416

Inventory (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Abstract]
Inventory, LIFO Reserve, Effect on Income, Net	$ 2,738,000	$ 30,771,000	$ 5,104,000
Effect of LIFO Inventory Liquidation on Income		$ 2,899,000
Effect Of LIFO Earnings Per Share Basic	$ 0.24	$ 2.53	$ 0.42
Effect Of LIFO Earnings Per Share Diluted	$ 0.24	$ 2.52	$ 0.42

Inventory (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Abstract]
Finished products	$ 445,278	$ 406,164	$ 390,754
In process	18,107	24,451	21,680
Raw material and supplies	149,359	139,045	132,690
Total	612,744	569,660	545,124
Inventory, LIFO Reserve	133,014	137,227	89,888
Total Inventories	$ 479,730	$ 432,433	$ 455,236

Other Operating Income and Expenses (detail) (USD $)	12 Months Ended					12 Months Ended
	Mar. 31, 2012 LeSueur Mn [Member]	Mar. 31, 2013 Other Operating Expense [Member]	Mar. 31, 2012 Other Operating Expense [Member]	Mar. 31, 2011 Other Operating Expense [Member]	Mar. 31, 2011 Reversal of Environmental Reserve [Member]	Mar. 31, 2013 Independent Foods [Member]	Mar. 31, 2011 Lebanon [Member]	Mar. 31, 2013 Cambria, WI [Member]
Component of Operating Other Cost and Expense [Line Items]
Gain on sale of other assets				$ 249,000	$ 250,000
Loss On Sale Of Other Assets		252,000	149,000	391,000
Gain on Disposition of Property	665,000							252,000
Gain on Purchase of Business						$ 1,971,000	$ 736,000

Segment Information (narrative) (detail)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Export [Member]
Segment Reporting Information [Line Items]
Net Sales Percentage	9.80%	9.40%	8.90%
Green Giant Vegetables [Member]
Segment Reporting Information [Line Items]
Net Sales Percentage	13.00%	13.00%	16.00%
Fruit And Vegetable Segment [Member]
Segment Reporting Information [Line Items]
Assets Percentage	99.00%	99.00%	99.00%
Income Loss Fom Continuing Operations Before Income Taxes Percentage	101.00%	107.00%	105.00%

Segment Information (table) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 1,276,297	$ 1,257,805	$ 1,189,585
Operating Income	70,934	25,623	32,294
Interest Expense, Net	7,486	8,102	8,827
Income Taxes Expense (Benefit)	22,035	6,265	5,796
Total Assets	803,149	738,036	744,708
Additions to Property, Plant and Equipment	(16,371)	(27,425)	(19,473)
Depreciation & Amortization	23,251	22,691	22,581
Fruit And Vegetable [Member]
Segment Reporting Information [Line Items]
Net Sales	1,243,107	1,226,408	1,161,404
Operating Income	70,313	25,955	32,641
Interest Expense, Net	7,319	7,929	8,643
Income Taxes Expense (Benefit)	21,831	6,398	5,895
Total Assets	796,336	730,147	736,982
Additions to Property, Plant and Equipment	16,125	25,636	18,733
Depreciation & Amortization	22,146	21,780	21,632
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	11,357	11,730	10,604
Operating Income	174	(714)	(731)
Interest Expense, Net	35	47	59
Income Taxes Expense (Benefit)	53	(247)	(181)
Total Assets	4,038	4,739	5,891
Additions to Property, Plant and Equipment		22	740
Depreciation & Amortization	404	475	509
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	21,833	19,667	17,577
Operating Income	447	382	384
Interest Expense, Net	132	126	125
Income Taxes Expense (Benefit)	151	114	82
Total Assets	2,775	3,150	1,835
Additions to Property, Plant and Equipment	246	1,767
Depreciation & Amortization	$ 701	$ 436	$ 440

Segment Information (classes of similar products/services) (table) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 1,276,297	$ 1,257,805	$ 1,189,585
General Mills Operations LLC [Member]
Segment Reporting Information [Line Items]
Net Sales	165,684	166,231	191,526
Canned Vegetables [Member]
Segment Reporting Information [Line Items]
Net Sales	746,892	743,123	688,303
Frozen [Member]
Segment Reporting Information [Line Items]
Net Sales	84,935	96,870	86,904
Fruit [Member]
Segment Reporting Information [Line Items]
Net Sales	245,596	220,184	194,671
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	11,357	11,730	10,604
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 21,833	$ 19,667	$ 17,577

Plant Restructuring (narrative) (detail) (USD $)	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 29, 2012	Oct. 01, 2011	Jul. 02, 2011	Mar. 31, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Restructuring Charges [Abstract]
Severance Costs											$ 1,354,000
Plant Restructuring	987,000	2,510,000	(15,000)	54,000	34,000	109,000	1,210,000	1,000	3,497,000	39,000	1,354,000
Statement [Line Items]
Deferred Revenue	4,154,000								4,154,000
Included In Other Accrued [Member]
Statement [Line Items]
Deferred Revenue	1,211,000								1,211,000
Included In Other Long Term Liabilities [Member]
Statement [Line Items]
Deferred Revenue	$ 2,943,000								$ 2,943,000

Plant Restructuring (table) (detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended					12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended					12 Months Ended
	Mar. 31, 2013	Dec. 29, 2012	Oct. 01, 2011	Jul. 02, 2011	Mar. 31, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Oct. 01, 2011 Employee Severance [Member]	Jul. 02, 2011 Employee Severance [Member]	Mar. 31, 2011 Employee Severance [Member]	Jan. 01, 2011 Employee Severance [Member]	Oct. 02, 2010 Employee Severance [Member]	Mar. 31, 2013 Employee Severance [Member]	Mar. 31, 2012 Employee Severance [Member]	Mar. 31, 2011 Employee Severance [Member]	Mar. 31, 2013 Long Lived Asset Charges [Member]	Dec. 29, 2012 Long Lived Asset Charges [Member]	Mar. 31, 2013 Long Lived Asset Charges [Member]	Mar. 31, 2011 Long Lived Asset Charges [Member]	Mar. 31, 2013 Other Restructuring [Member]	Dec. 29, 2012 Other Restructuring [Member]	Oct. 01, 2011 Other Restructuring [Member]	Mar. 31, 2011 Other Restructuring [Member]	Jul. 03, 2010 Other Restructuring [Member]	Mar. 31, 2013 Other Restructuring [Member]	Mar. 31, 2012 Other Restructuring [Member]	Mar. 31, 2011 Other Restructuring [Member]	Mar. 31, 2010 Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance				$ 976				$ 1,044	$ 37	$ 976	$ 1,044		$ 456				$ 37	$ 456	$ 0				$ 250							$ 520
Plant Restructuring	987	2,510	(15)	54	34	109	1,210	1	3,497	39	1,354	(19)	54	26	109	1,210				109	1,107			878	1,403	4	8	1
Cash payment/write offs									(2,033)	(978)	(1,422)						(17)	(454)	(889)			(42)	(250)						(1,974)	(524)	(283)	794
Balance	$ 1,501				$ 976				$ 1,501	$ 37	$ 976			$ 456			$ 20	$ 37	$ 456	$ 1,174		$ 1,174	$ 0	$ 307			$ 520		$ 307		$ 520

Certain Transactions (detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Related Party [Line Items]
Raw Materials and Supplies	$ 118,467,000	$ 108,438,000
Director [Member]
Related Party [Line Items]
Raw Materials and Supplies	$ 1,184,000	$ 872,000